Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Basis Of Presentation And Summary Of Significant Accounting Policies Tables
Property and Equipment	For purposes of computing depreciation, the useful lives of property, plant and equipment are:
Leasehold improvements	5 years
Machinery and equipment	3-25 years
For purposes of computing depreciation, the useful lives of property and equipment are:
Leasehold improvements	5 years
Machinery and equipment	3-25 years